Patent Finance Obligations	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Patent Finance Obligations
8.	PATENT FINANCE OBLIGATIONS

On January 27, 2011, the Company acquired certain patents for future considerations while entering into a licensing agreement with the same counter-party. The Company has accounted for the non-monetary transaction at fair value using the income approach to value the patents acquired. To estimate the fair value, the Company considered the estimated future royalties, related costs and applied a discount rate of 16.5%. The obligation is based on the quarterly discounted payment stream of $688 and an effective interest rate of 4.75%.

As at December 31, 2013, the current and long-term portion of this obligation is $2,670 and nil, respectively.

On June 18, 2013, the Company acquired the right to license certain patents, the consideration for which is to be fully paid on or before June 18, 2023; however; the timing of the payments is subject to the Company entering into certain future license agreements with third-parties. The Company has set up the liability based on its expected payment schedule using a discount rate of 6.0%. The discount rate is an estimate of a risk-adjusted rate giving consideration to rates for revolving debt with no fixed payments.

As at December 31, 2013, the current and long-term portion of this obligation is $13,785 and $13,236, respectively.

On September 13, 2013, the Company acquired certain patents to be determined at a future date while entering into a licensing agreement with the same counter-party. The obligation is based on the quarterly payment stream of $1,389 using a discount rate of 4.5%. The discount rate is an estimate of a risk-adjusted rate giving consideration to rates for secured term debt with fixed payments over a five year term.

As at December 31, 2013, the current and long-term portion of this obligation is $3,025 and $19,316, respectively.

The current and long-term portions of these obligations are reflected as follows:

	Gross	Unamortized Discount	Net Carrying Amount
As at December 31, 2013
Patent finance obligation, due December 27, 2014	$2,670	$—	$2,670
Patent rights finance obligation, due June 18, 2023	28,000	(979)	27,021
Patent finance obligation, due August 18, 2018	25,000	(2,659)	22,341

	55,670	(3,638)	52,032
Current portion			(19,480)

			$32,552

	Gross	Unamortized Discount	Net Carrying Amount
As at December 31, 2012
Patent finance obligation, due December 27, 2014	$5,217	$—	$5,217
Current portion			(2,547)

			$2,670

Payments are expected to be as follows:

2014	$20,836
2015	19,556
2016	5,556
2017	5,556
2018 and thereafter	4,166

$55,670